CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	May 27, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Financial asset		R$ 5,993	R$ 6,474
Cash		691
Concession fee		R$ 2,216
Average effect rate	8.80%	0.63%	20.12%
Average rate	14.31%
High voltage rate	6.23%
Voltage rate	5.22%
Amount Ratified By Aneel In The Next Tariff Adjustment [Member]
IfrsStatementLineItems [Line Items]
Financial asset				R$ 172